Label	Element	Value
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	72.80%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: 156.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.10%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: 195.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)